NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0%
	Communication Services - 1.1%
7,305	Nexstar Media Group, Inc.	$1,444,491

	Communications - 2.2%
22,814	Maplebear, Inc.(a)	838,643
21,838	Match Group, Inc.	771,318
17,512	Omnicom Group, Inc.	1,427,753
		3,037,714
	Consumer Discretionary - 9.0%
25,675	Advance Auto Parts, Inc.	1,576,445
16,949	Autoliv, Inc.	2,093,202
5,505	Darden Restaurants, Inc.	1,047,931
22,544	Etsy, Inc.(a)	1,496,696
29,865	Harley-Davidson, Inc.	833,234
13,956	Lear Corporation	1,404,113
5,735	Lululemon Athletica, Inc.(a)	1,020,429
17,307	MGM Resorts International(a)	599,861
30,685	Mister Car Wash, Inc.(a)	163,551
4,624	Penske Automotive Group, Inc.	804,160
10,360	Shoe Carnival, Inc.	215,384
8,008	Sonic Automotive, Inc., Class A	609,329
13,385	YETI Holdings, Inc.(a)	444,114
		12,308,449
	Consumer Staples - 5.4%
17,271	BellRing Brands, Inc.(a)	627,801
15,993	Dollar Tree, Inc.(a)	1,509,259
13,767	Five Below, Inc.(a)	2,129,755
57,870	Grocery Outlet Holding Corporation(a)	928,814
7,370	MGP Ingredients, Inc.	178,280
4,896	Post Holdings, Inc.(a)	526,222
12,110	PriceSmart, Inc.	1,467,611
		7,367,742
	Energy - 5.5%
13,766	Chord Energy Corporation	1,367,927
19,934	ConocoPhillips	1,885,558

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	Energy - 5.5% (Continued)
4,894	First Solar, Inc.(a)	$1,079,274
21,812	Innovex International, Inc.(a)	404,394
91,408	Nov, Inc. COM	1,211,156
190,316	Patterson-UTI Energy, Inc.	985,837
9,486	Weatherford International PLC	649,127
		7,583,273
	Financials - 18.6%
22,083	Air Lease Corporation	1,405,583
10,143	American Financial Group, Inc.	1,478,038
19,758	Ameris Bancorp	1,448,459
73,976	Apollo Commercial Real Estate Finance, Inc.	749,377
27,349	Bank OZK	1,394,252
25,442	CNO Financial Group, Inc.	1,006,231
3,639	Everest Group Ltd.	1,274,487
30,460	EZCORP, Inc., Class A(a)	579,958
95,787	First Horizon Corporation	2,165,745
93,410	FNB Corporation	1,504,835
56,875	Fulton Financial Corporation	1,059,581
9,202	Hanover Insurance Group, Inc. (The)	1,671,359
6,960	Lakeland Financial Corporation	446,832
17,647	NBT Bancorp, Inc.	736,939
10,717	OFG Bancorp	466,082
5,791	Raymond James Financial, Inc.	999,527
9,521	Reinsurance Group of America, Inc.	1,829,270
15,252	Selective Insurance Group, Inc.	1,236,480
7,369	Stifel Financial Corporation	836,160
11,479	StoneX Group, Inc.(a)	1,158,461
23,862	Unum Group	1,855,986
7,070	Westamerica BanCorporation	353,429
		25,657,071
	Health Care - 7.3%
62,139	AdaptHealth Corporation(a)	556,144
3,958	Addus HomeCare Corporation(a)	467,004
33,819	BioMarin Pharmaceutical, Inc.(a)	1,831,637

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	Health Care - 7.3% (Continued)
11,298	Cardinal Health, Inc.	$1,773,334
19,883	DexCom, Inc.(a)	1,337,927
7,281	Encompass Health Corporation	924,833
47,967	Premier, Inc., Class A	1,333,483
8,487	Tenet Healthcare Corporation(a)	1,723,200
		9,947,562
	Industrials - 15.5%
18,538	AAR Corporation(a)	1,662,302
27,999	ABM Industries, Inc.	1,291,314
11,887	Alarm.com Holdings, Inc.(a)	630,962
8,642	Albany International Corporation, Class A	460,619
33,260	Avista Corporation	1,257,561
8,356	FTI Consulting, Inc.(a)	1,350,746
44,607	GATES INDUSTRIAL CORP PLC(a)	1,107,146
5,482	Heidrick & Struggles International, Inc.	272,839
5,735	ITT, Inc.	1,025,189
10,224	Jacobs Solutions, Inc.	1,532,168
11,257	MSC Industrial Direct Company, Inc., Class A	1,037,220
31,711	Nextracker Inc - Class A, Class A(a)	2,346,297
3,718	Novanta, Inc.(a)	372,358
16,412	Oshkosh Corporation	2,128,636
59,449	Resideo Technologies, Inc.(a)	2,567,008
10,183	Rollins, Inc.	598,149
4,766	UniFirst Corporation	796,828
43,051	WillScott Mobile Mini Holding(a)	908,807
		21,346,149
	Information Technology - 0.4%
21,236	Photronics, Inc.(a)	487,366

	Materials - 8.8%
65,853	Alcoa Corporation	2,165,906
7,875	AptarGroup, Inc.	1,052,573
26,692	Axalta Coating Systems Ltd.(a)	763,925
7,187	Ecolab, Inc.	1,968,232

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	Materials - 8.8% (Continued)
58,211	Element Solutions, Inc.	$1,465,171
88,583	O-I Glass, Inc.(a)	1,148,921
14,921	RPM International, Inc.	1,758,887
47,790	SunCoke Energy, Inc.	389,966
4,373	Vulcan Materials Company	1,345,222
		12,058,803
	Real Estate - 11.1%
16,120	Agree Realty Corporation	1,145,165
11,017	American Assets Trust, Inc.	223,865
50,074	American Homes 4 Rent, Class A	1,664,961
41,745	CareTrust REIT, Inc.	1,447,717
26,904	CubeSmart	1,093,917
19,049	EPR Properties	1,105,032
24,044	Equity LifeStyle Properties, Inc.	1,459,471
26,447	Four Corners Property Trust, Inc.	645,307
16,771	Getty Realty Corporation	449,966
5,570	Jones Lang LaSalle, Inc.(a)	1,661,420
43,838	NNN REIT, Inc.	1,866,183
51,034	Rexford Industrial Realty, Inc.	2,098,007
26,245	SITE Centers Corporation(a)	236,467
		15,097,478
	Technology - 6.4%
5,707	Broadridge Financial Solutions, Inc.	1,359,235
2,113	CACI International, Inc., A(a)	1,053,922
13,978	Ciena Corporation(a)	2,036,176
7,807	CSG Systems International, Inc.	502,615
8,927	Digi International, Inc.(a)	325,478
35,404	DoubleVerify Holdings, Inc.(a)	424,140
4,693	Euronet Worldwide, Inc.(a)	412,092
13,083	EVERTEC, Inc.	441,944
19,848	LiveRamp Holdings, Inc.(a)	538,675
14,583	MAXIMUS, Inc.	1,332,449
44,201	Sprinklr, Inc., Class A(a)	341,232
		8,767,958

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	Utilities - 6.7%
26,963	California Water Service Group	$1,237,332
19,921	Evergy, Inc.	1,514,394
44,112	FirstEnergy Corporation	2,021,212
17,929	H2O America	873,142
42,551	OGE Energy Corporation	1,968,835
7,387	Ormat Technologies, Inc.	710,999
10,264	Pinnacle West Capital Corporation	920,270
		9,246,184

	TOTAL COMMON STOCKS (Cost $123,939,572)	134,350,240

	EXCHANGE-TRADED FUNDS — 1.6%
	Equity - 1.6%
8,479	iShares Russell Mid-Cap Value ETF	1,184,262
5,048	Vanguard Small-Cap Value ETF	1,053,568
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,235,418)	2,237,830

	TOTAL INVESTMENTS - 99.6% (Cost $126,174,990)	$136,588,070
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	525,611
	NET ASSETS - 100.0%	$137,113,681

ETF	Exchange-Traded Fund

Ltd.	Limited Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.